Equity (Details) - shares		6 Months Ended
	May 15, 2020	Jun. 30, 2020
Equity (Textual)
Warrants expire, shares	540,639
American Depository Shares [Member]
Equity (Textual)
Purchase warrants, description		There were 676,118 NASDAQ listed warrants to purchase ADSs at an exercise price of $6.25 that were exercised into 27,044,720 Ordinary shares for a total consideration of NIS 14,790 (approximately $ 4,267) and 611,565 NASDAQ listed warrants to purchase ADSs at an exercise price of $6.25 were exercised on a cashless basis into 24,462,600 Ordinary shares.